CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury Shares	Treasury Shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Retained deficit	Retained deficit Cumulative Effect, Period of Adoption, Adjustment	Retained deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Cumulative Effect, Period of Adoption, Adjusted Balance
Balance (in shares) at Dec. 31, 2018				36,067,415
Balance (in shares) at Dec. 31, 2018						119,584
Balance at Dec. 31, 2018	$ 444,130			$ 432,552		$ (1,965)		$ 30,984		$ (8,295)			$ (9,146)
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Stock option exercises (note 11) (in shares)				47,231
Stock option exercises (note 11)	$ 488			$ 690				(202)
Stock-based compensation (note 11)	12,930							12,930
Purchase of treasury shares for RSU distribution (in shares)						68,500
Purchase of treasury shares for RSU distribution	(674)					$ (674)
Distribution of vested RSUs (in shares)				118,715		(143,597)
Distribution of vested RSUs	(941)			$ 2,290		$ 2,269		(5,500)
Net loss	(70,538)									(70,538)
Foreign currency translation adjustments, net of tax	$ (4,070)												(4,070)
Balance (in shares) at Dec. 31, 2019	36,233,361			36,233,361	36,233,361
Balance (in shares) at Dec. 31, 2019	44,487					44,487	44,487
Balance at Dec. 31, 2019	$ 381,325	$ (779)	$ 380,546	$ 435,532	$ 435,532	$ (370)	$ (370)	38,212	$ 38,212	(78,833)	$ (779)	$ (79,612)	(13,216)	$ (13,216)
Increase (Decrease) in Stockholders' Equity
Stock option exercises (note 11) (in shares)				178,223
Stock option exercises (note 11)	1,964			$ 2,765				(801)
Stock-based compensation (note 11)	19,940							19,940
Purchase of treasury shares for RSU distribution (in shares)						240,800
Purchase of treasury shares for RSU distribution	(2,802)					$ (2,802)
Distribution of vested RSUs (in shares)				207,855		(238,782)
Distribution of vested RSUs	(1,530)			$ 3,702		$ 2,630		(7,862)
Net loss	(49,341)
Foreign currency translation adjustments, net of tax	$ 7,636												7,636
Balance (in shares) at Dec. 31, 2020	36,619,439			36,619,439
Balance (in shares) at Dec. 31, 2020	46,505					46,505
Balance at Dec. 31, 2020	$ 356,413			$ 441,999		$ (542)		$ 49,489		$ (128,953)			$ (5,580)